Note 14 - Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Liabilities	Level 1	Level 2	Level 3	September 30, 2013
Fair value of common stock warrant liability	$—	$—	$—	$—
Accrued rent related to office closures	—	—	—	—
Total	$—	$—	$—	$—
Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,656	8,656
Total	$—	$—	$8,665	$8,665

Liabilities	Level 1	Level 2	Level 3	December 31, 2012
Fair value of common stock warrant liability	$—	$—	$9	$9
Accrued rent related to office closures	—	—	8,657	8,657
Total	$—	$—	$8,666	$8,666
Liabilities	Level 1	Level 2	Level 3	December 31, 2011
Fair value of common stock warrant liability	$—	$—	$317,490	$317,490
Accrued rent related to office closures	—	—	79,888	79,888
Total	$—	$—	$397,378	$397,378

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Other Liabilities*	Common Stock Warrant Liability	Total Level 3
Beginning balance	$8,656	$9	$8,665
Total realized and unrealized gains or losses	44	(9)	35
Repayments	(8,700)	—	(8,700)
Transfers out of level 3 upon exercise or conversion	—	—	—
Ending balance	$—	$—	$—

	Other Liabilities*	Common Stock Warrant Liability	Total Level 3
Beginning balance	$79,888	$317,490	$397,378
Total realized and unrealized gains or losses	354	416,526	416,880
Repayments	(71,585)	—	(71,585)
Transfers out of level 3 upon exercise or conversion	—	(734,007)	(734,007)
Ending balance	$8,657	$9	$8,666